Leonard W. Burningham
                              Lawyer
                   Hermes Building * Suite 205
                        455 East 500 South
                 Salt Lake City, Utah 84111-3323
                     Telephone (801) 363-7411
                        Fax (801) 355-7126
                    e-mail lwb@burninglaw.com


December 22, 2005

John D. Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporate Finance
U. S. Securities and Exchange Commission
450 Fifth Street, N.W. Stop 3561
Washington, D.C. 20549

Re:       Souvall-Page and Company, Inc.
          Registration Statement on Form 10-SB/A-2
          Filed July 29, 2005
          File No. 0-51464

Dear Mr. Reynolds:

     This letter is to respond to certain questions that you raised regarding information the Company presented in our Form 10SB, in your comment letter dated December 2, 2005.

Comment #1. All shares of common stock of the Company that are now outstanding have been designated as Class A Common Stock and are defined as "Common Stock" throughout the Registration Statement; and the Registration Statement indicates that reference; that all such references refer to that class as the Registrant's only outstanding class; and there was no requirement to redeem the previously outstanding shares of common stock because there was no change in the voting rights or privileges or preferences with respect to this class of stock. For shares issued prior to the designation of our common stock as Class A Common Stock, such shares are referenced as "common stock." Under the circumstances, there was no need to indicate throughout the Registration Statement that our shares are now considered to be "Class A Common Stock."
See pages 2, 4, 6, 8, 9, 10, 11, 15, 19 and 20.

Comment #2. See the response to Comment # 1 above. The Registrant decreased its authorized shares, but not below the number of shares that were outstanding; it also changed the name of its only class of securities from common stock to Class A Common Stock. There was no need to redeem the outstanding shares because of the change in name of our class of common stock from common stock to Class A Common Stock.

Comment #3. I have changed all references to "may be deemed" to be a blank check company to "are deemed" to be one. See pages 4 and 7.

Comment #4. We will file on Edgar a marked version of all amendments; and we have provided a copy by facsimile with all modifications in bold type.

Comment #5. We have made the necessary changes on a number of pages. See pages 3 and 5.

Comment #6. That was intended at one time, but never finalized; that has been indicated on page 3.

Comment #7. We have indicated in this paragraph that the only business that we intend to engage in is the seeking out a business or company to acquire by merger, reorganization or acquisition. See page 4.

Comment #8. We have added this risk factor and indicated that the Registrant's Board of Directors has adopted a resolution not to effect any such redemption for the reasons stated. See page 11.

Comment #9. What is meant is by attempting to raise the necessary funding if a business selected to be acquired or engaged in would require that. See page 14.

Comment #10. David C. Merrell has verbally agreed to loan funds to the Registrant, with no current set terms, except as indicated. See page 15.

Comment #11. These terms are the same as those indicated in response to Comment # 10.

Comment #12. We have added a description of who is subject to the Wulff Letter, along with other pertinent information. See page 22.

Comment #13. We have included the indemnification language from the Registrant's Articles of Incorporation. See page 23.


                                              Sincerely yours,

                                              /s/ Leonard W. Burningham

                                              Leonard W. Burningham
LWB/sg